Overview: - Business combination at the acquisition date (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 11, 2025	Dec. 31, 2024
Business combinations
Goodwill at acquisition date	$ 2,944,756		$ 2,623,663
ASUR Airports LLC
Business combinations
Consideration paid on December 11, 2025		$ 5,627,122
Cash and cash equivalents		514,971
Other current assets		314,647
CURRENT ASSETS		829,618
Investment property		12,789,029
Other assets - net		460
NON-CURRENT ASSETS		12,789,489
Total assets		13,619,107
Lease liabilities		1,381,804
Other liabilities		379,311
CURRENT LIABILITIES		1,761,115
Lease liabilities		6,735,383
Other non current liabilities		102,715
NON-CURRENT LIABILITIES		6,838,098
Total liabilities		8,599,213
Net assets acquired in business Combination		5,019,894
Non-controlling interest		65,310
Goodwill at acquisition date		$ 672,538